Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Risks and Uncertainties
Risks and Uncertainties
The
Plan
provides
for
investment
options
in
various
funds
that
invest
in
equity
and
debt
securities
and
other
investments.
Such
investments
are
exposed
to
various
risks,
such
as
interest
rate,
market
and
credit
risks.
Market
values of investments may
decline for a number of
reasons, including changes in
prevailing market and interest
rates,
increases in defaults
and credit rating
downgrades, as
well as the
risk associated
with global events.
Due to the
level
of
risk
associated
with
certain
investments
and
the
level
of
uncertainty
related
to
changes
in
the
values
of
investments,
it
is at
least
reasonably
possible
that
changes in
these
factors
in the
near
term would
materially
affect
participants’ account
balances and the
amounts reported
in the statement
of net assets
available for
benefits and
the
statement
of
changes
in
net
assets
available
for
benefits.
The
Plan’s
exposure
to
a
concentration
of
credit
risk
is
dependent upon the investments selected by the participants.
The Plan
is subject
to
legal proceedings
and claims
which might
arise in
the ordinary
course of
its activities.
At this
time, there are no legal proceedings against the Plan that
might impact the financial statements.